INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of domestic and foreign components of loss before income taxes
	Year ended December 31,
	2022	2021	2020

Domestic (Israel)	$(142,527)	$(132,203)	$(152,335)
Foreign	13,066	5,240	2,324

Total	$(129,461)	$(126,963)	$(150,011)

Schedule of domestic and foreign components of income taxes
	Year ended December 31,
	2022	2021	2020
Domestic (Israel)	$649	$180	$243
Foreign	6,757	2,151	1,949
Total	$7,406	$2,331	$2,192

Schedule of effective tax rate reconciliation

	Year ended December 31,
	2022		2021		2020
	Tax	Rate	Tax	Rate	Tax	Rate
Theoretical tax benefit	$(29,776)	23%	$(29,201)	23%	$(34,503)	23%

Increase (decrease) in tax rate due to:
Change in valuation allowance	8,489	(7)%	14,968	(12)%	14,622	(10)%
Share-based compensation	14,806	(11)%	10,184	(8)%	8,324	(5)%
Tax benefit relating to exercise of disqualified ISO	(1,394)	1%	(3,069)	2%	—	0%

Initial public offering costs	(1,800)	1%	(5,399)	4%	—	0%

Preferred technological enterprise	15,523	(12)%	14,460	(11)%	16,757	(11)%

Currency differences	768	1%	18	0%	(2,998)	2%
Other	790	1%	370	0%	(10)	0%
Effective tax	$7,406	(2)%	$2,331	(2)%	$2,192	(1)%

Schedule of deferred tax assets and liabilities

	As of December 31,
	2022	2021
Net operating loss carry forwards	$39,942	$35,093
Research and development	9,663	5,538
Initial public offering costs	1,800	3,600
Other temporary differences	3,855	2,577
Carryforward tax credits	1,428	867
Gross deferred tax assets	56,688	47,675
Valuation allowance	(55,561)	(47,072)
Total deferred tax assets	1,127	603
Deferred tax liabilities:
Depreciation and amortization	(1,127)	(603)
Deferred tax liabilities	$(1,127)	$(603)
Net deferred taxes	$—	$—